Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax

The Company's income before income tax consists of:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Non-PRC	$146,723	$138,908	$45,201	$94,233
PRC	(103,886)	(223,395)	(93,685)	17,473,476
Total	$42,837	$(84,487)	$(48,484)	$17,567,709

Schedule of Company's Income Taxes

The Company's income taxes consists of:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Current income tax expense	$(58,587)	$(53,780)	$(95,117)	$(2,939,437)
Deferred tax benefit (expense)	56,406	17,409	83,634	(508,499)
Total income tax expense	$(2,181)	$(36,371)	$(11,483)	$(3,447,936)

Schedule of Income Before Income Taxes

The following is a reconciliation of the Company's total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income before income taxes for the years ended December 31, 2024, 2023,2022 and 2021:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Income (loss) from continuing operations before income taxes	$42,837	$(84,487)	$(48,484)	$17,567,709
Income tax benefit (expense) at the PRC statutory rate	(10,709)	21,122	12,121	(4,391,927)
International tax rate differential	10,719	10,553	2,433	5,451
Super deduction for research and development expenses	33,505	42,183	65,085	29,687
Nontaxable or non-deductible expenses	7,895	(556)	(25,861)	(57,091)
Effect of preferential tax rate	3,732	7,010	(24,343)	1,762,831
Change in valuation allowance	(68,896)	(155,746)	(90,563)	(12,110)
Effect of PRC withholding tax	15,956	(6,034)	36,791	(781,259)
Changes of tax rate	—	49,532	—	—
Other adjustments	5,617	(4,435)	12,854	(3,518)
Income tax expense	$(2,181)	$(36,371)	$(11,483)	$(3,447,936)

Schedule Company's Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the Company's deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Inventories	16,147	15,254	16,571	2,872
Accrued expenses, payroll and others	77,538	107,320	93,351	34,904
Deferred government grants	387	1,195	2,849	2,444
Intangible assets amortization	9,253	6,031	8,148	7,644
Fixed assets depreciation	30,042	33,367	2,209	1,775
Lease liability	30,575	47,366	27,729	29,005
Net operating losses carried forward	259,651	179,767	23,527	12,691
Deferred tax assets	$423,593	$390,300	$174,384	$91,335
Less: valuation allowance	313,303	252,274	99,794	12,381
Deferred tax assets, net	$110,290	$138,026	$74,590	$78,954
Accelerated depreciation of fixed assets	(733)	(5,130)	(10,839)	(19,996)
Right-of-use assets	(30,354)	(47,269)	(28,176)	(27,422)
Tax on capital gains and interest income	(84,774)	(75,490)	(11,096)	(3,816)
Long-lived assets arising from acquisitions	(38,226)	(29,328)	(32,009)	(32,145)
Withholding tax on PRC subsidiaries' undistributed earnings	(328,879)	(396,496)	(424,435)	(508,749)
Deferred tax liability	$(482,966)	$(553,713)	$(506,555)	$(592,128)
Net deferred tax assets	$37,373	$38,232	$30,134	$27,559
Net deferred tax liability	$(410,049)	$(453,919)	$(462,099)	$(540,733)

Schedule of Changes in Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Balance on January 1	$—	$81	$275	$561
Additions for tax positions of the current year	—	—	—	—
Additions for tax positions of the prior years	—	—	—	—
Settlement with the taxing authority	—	—	—	—
Lapse of statute of limitations	—	(81)	(194)	(286)
Balance on December 31	$—	$—	$81	$275